Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Asset [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Advances to suppliers(i)	41,890	63,513
Prepaid VAT	48,175	53,399
Rental deposit, current	10,295	7,825
Staff advances	5,418	4,791
Prepaid consulting expenses	1,099	3,848
Short-term construction deposits	4,744	2,838
Prepaid short-term rent	2,724	3,104
Interest receivable	726	490
Receivables from third-party payment platform	1,266	378
Others	19,493	23,215
Total	135,830	163,401

Notes:
(i)	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, as well as prepayment to construction and design suppliers.